Accrued Expenses and Other Current Liabilities (Details) - Schedule accrued expenses and other current liabilities - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Schedule accrued expenses and other current liabilities [Abstract]
Accrued payroll		$ 312,044	$ 133,448
Accrued rental fee		49,395
Accrued professional service fee		83,110	140,504
Dividends due to former shareholders of Zhejiang Jingyuxin	[1]	170,781
Interest payable			24,164
Other current liabilities		95,535
Accrued expenses and other current liabilities, Net		$ 710,865	$ 298,116

[1]	The balance represented the unpaid dividends due to former shareholders of Lixin, who sold equity interests in Lixin to the Company.